Acquisitions (Unaudited Pro Forma Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
CA Technologies, Inc.
Business Acquisition [Line Items]
Pro forma net revenue	$ 21,697	$ 24,451
Pro forma net income attributable to common stock	$ 2,535	9,783
Brocade Communications Systems, Inc.
Business Acquisition [Line Items]
Pro forma net revenue		20,978	$ 19,441
Pro forma net income attributable to common stock		12,408	$ 986
Acquisition-related Costs [Member] | CA Technologies, Inc.
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs		$ 180